Investments in Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in Financial Instruments
Investments in financial instruments	$ 3,425,359	$ 2,494,711
FVOCIL
Investments in Financial Instruments
Investments in financial instruments	3,425,359	2,494,711	$ 2,586,601
FVOCIL | Open-Ended Fund
Investments in Financial Instruments
Investments in financial instruments	817,332	784,769	674,451
FVOCIL | Publicly traded equity instruments
Investments in Financial Instruments
Investments in financial instruments	$ 2,608,027	$ 1,709,942	$ 1,912,150